Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
4. Acquisitions

Pro forma financial information has not been presented for the 2012 acquisitions noted below since they did not have a material effect on the Company’s operating results. Included in the Company’s consolidated statement of operations for the year ended December 31, 2012 was revenue of $91,734, and net loss of $3,114, related to 2012 acquisitions. The Company assumed cash of $57,500, accounts receivable of $60,568, and accounts payable and accrued liabilities of $111,358 as of the acquisition dates.

2012 Acquisitions

During 2012, the Company completed a number of transactions. Effective March 28, 2012, MDC invested in Doner Partners LLC (“Doner”). The Company acquired a 30% voting interest and a convertible preferred interest that allows the Company to increase ordinary voting ownership to 70% at MDC’s option, at no additional cost to the Company. Doner is a full service integrated creative agency. In addition, the Company acquired a 70% interest in TargetCast LLC (“TargetCast”). TargetCast is a full service media agency that expands our media strategy and activation offerings. The Company acquired a 51% interest in Dotbox LLC (“Dotbox”), and subsequently acquired the remaining 49% of the equity interests in Dotbox. The Dotbox acquisition forms the foundation for a potential e-commerce solution within the network. Doner and Dotbox were included in the Company’s Strategic Marketing Services segment, while TargetCast was included in the Company’s Performance Marketing Group segment. During the year, the Company also entered into various immaterial transactions with certain majority owned entities.

The aggregate purchase price for these transactions has an estimated present value at acquisition date of $99,299 and consisted of total closing cash payments of $23,471, and additional contingent deferred acquisition consideration that are based on the financial results of the underlying businesses from 2012 to 2018 with final payments due in 2018 with an estimated present value at acquisition date of $67,812. During 2012, the Company paid $8,016 relating to a working capital payment. An allocation of excess purchase price consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $31,968 consisting primarily of customer lists and covenants not to compete, and goodwill of $113,404 representing the value of assembled workforce. The identified assets will be amortized over a five to ten year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. In addition, the Company has recorded $18,501 as the present value of noncontrolling interest. The intangibles and goodwill of $145,372 are tax deductible. In connection with the step transactions, the Company also recorded an entry of $197 to reduce short term noncontrolling interest included in accrued and other liabilities, decrease redeemable noncontrolling interest by $12,523 and an offset to additional paid-in-capital of $13,920.

The actual adjustments that the Company will ultimately make in finalizing the allocation of purchase price to fair value of the net assets acquired will depend on a number of factors.

2011 Acquisitions

Pro forma financial information has not been presented for the 2011 acquisitions noted below since they did not have a material effect on the Company’s operating results. Included in the Company’s consolidated statement of operations for the year ended December 31, 2011 was revenue of $68,869 and a net loss of $7,219 related to the 2011 acquisitions. The Company assumed accounts receivable of $35,200 and accounts payable of $65,718 as of the acquisition dates.

During 2011, the Company completed a number of acquisitions. The Company, through a wholly-owned subsidiary, acquired substantially all of the assets of RJ Palmer LLC and a 75% interest in Trade X Partners LLC (“Trade X”). These acquisitions expand the Company’s portfolio with another full service media buying agency as well as provide corporate bartering services to clients and are included in the Performance Marketing Services segment. The Company also entered into a transaction through its subsidiary Kwittken PR LLC (“Kwittken”) which acquired 100% of Epoch PR Limited. Epoch is a communications and PR agency and expands Kwittken’s capabilities to London and is included in the Strategic Marketing Services segment. The Company also acquired a 51% interest in AIC Publishing Services LP (“AIC”). The Company, through a wholly-owned subsidiary, purchased a 70% interest in Concentric Partners, LLC (“Concentric”) and a 65% interest in Laird + Partners, New York LLC (“Laird”). The Concentric acquisition is expected to serve as the foundation of the Company’s healthcare platform. The Laird acquisition increases the Company’s positioning in the luxury goods and retail marketplace. Concentric and Laird are now included in the Company’s Strategic Marketing Services segment. The Company, through a wholly-owned subsidiary, purchased 60% of the total outstanding membership interests in Anomaly Partners, LLC (“Anomaly”). This acquisition expands the Company’s portfolio with another creatively driven agency brand with an international presence. Anomaly is now included in the Company’s Strategic Marketing Services segment. The company also completed a number of immaterial transactions with certain majority owned entities.

The aggregate purchase price for these transactions has an estimated present value at acquisition date of $107,575 and consisted of total closing cash payments of $44,953, and additional contingent deferred acquisition consideration, that are based on actual financial results of the underlying businesses from 2011 to 2016 with final payments due in 2017 with an estimated present value at acquisition date of $62,622. During 2011, the Company paid $2,426 of working capital payments. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $13,639 consisting primarily of customer lists and covenants not to compete, and goodwill of $85,463 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to eight year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill of $96,829 are tax deductible. In addition, the Company has recorded $14,172, the present value of redeemable noncontrolling interest in relation to Anomaly, Laird, and Trade X. Also, the Company has recorded $6,706, the present value of noncontrolling interest in relation to AIC and Concentric. The founder of Trade X and remaining principals at Anomaly and Laird have the put option rights only upon termination without cause, disability, or death. In relation to the step up transactions, the Company also recorded an entry to reduce redeemable noncontrolling interest by $7,922 and additional paid-in-capital of $7,475.

2010 Acquisitions

Effective November 30, 2010, the Company, through a wholly-owned subsidiary, purchased 80% of the total outstanding equity interests in each of Kenna Communications LP, an Ontario limited partnership (“Kenna”), and Capital C Partners LP, an Ontario limited partnership (“Capital C”). Capital C is a full-service marketing agency providing services such as business strategy and consumer insights, shopper monitoring, and product innovation. Kenna delivers sales and marketing solutions to make organizations more efficient, more productive and more effective. The aggregate purchase price was equal to $26,300 and additional deferred acquisition consideration, with an original estimated present value at the acquisition date of $12,360, that is based upon actual results from 2010 to 2015 with final payments due in 2016. In addition, performance payments of up to $5,000 may be paid in the future based on these results and will result in stock based compensation charges over that period. The Company recorded $19,905 as the present value of redeemable noncontrolling interest in relation to the Kenna and Capital C put option rights triggered upon such owner’s termination without cause, disability or death. Beginning in 2016, the Company has a call for the remaining 20% of each of Kenna and Capital C. If the Company does not exercise this call, the operating results of Kenna and Capital C will be allocated to the Company on a basis less than the Company’s ownership basis as defined. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $10,254 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $47,297 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to eight year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill are not tax deductible. Accordingly, the Company recorded a deferred tax liability of $3,188 representing the future benefits relating to the amortization of the identified intangibles.

Effective May 6, 2010, the Company, through a wholly-owned subsidiary, purchased 75% of the total outstanding membership interests in Integrated Media Solutions Partners, LLC (“IMS”), which expands the Company’s direct response marketing capabilities. At closing, the Company paid cash of $20,000 plus additional contingent deferred acquisition consideration, based on actual results from 2010 to 2015 with final payments due in 2016, with an original estimated present value of $19,658 at the date of acquisition which includes fixed payments of $2,216. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $9,081 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $44,678 representing the value of the assembled workforce. The fair value of the noncontrolling interest not acquired at the acquisition date was $13,219 based in the Company’s evaluation of the Company being acquired and the purchase price paid by the Company. The identified intangibles will be amortized ranging from a five to seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill of $53,759 are tax deductible.

Effective March 1, 2010, the Company, through a wholly-owned subsidiary, purchased 60% of the total outstanding membership interests in The Arsenal LLC (formerly known as Team Holdings LLC) (“Team”), which expands the Company’s experiential marketing capabilities. At closing, the Company paid cash of $11,000 plus additional contingent deferred acquisition consideration, based on actual results from 2010 to 2012 with final payments in 2013, with an original estimated present value of $12,656, and the Company paid a working capital true-up estimated at an additional $569. An initial estimated allocation of the excess purchase consideration of this acquisition to the fair value of the net assets acquired resulted in identifiable intangibles of $5,220 (consisting of primarily customer lists and a covenant not to compete) and goodwill of $32,893 representing the value of the assembled workforce. The fair value of the noncontrolling interest not acquired at the acquisition date was $15,771 based in the Company’s evaluation of the Company being acquired and the purchase price paid by the Company. The identified intangibles will be amortized up to a seven-year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. During the second quarter of 2010, the Company amended the purchase agreement to include additional deferred acquisition consideration, with a current present value of $3,071, with final payments due in 2012. The additional deferred acquisition consideration resulted in additional intangibles of $3,071. The intangibles and goodwill of $41,184 are tax deductible.

During 2010, the Company completed a number of other acquisitions. The Company, through a wholly-owned subsidiary, acquired a 51% interest in 72andSunny Partners LLC (“72andSunny”), a 60% equity interest in Relevent Partners LLC (“Relevent”), a 60% equity interest in Kwittken PR, LLC (“Kwittken”), a 51% equity interest in Allison & Partners LLC (“Allison”), a 75% equity interest in Sloane & Company LLC (“Sloane”), a 76% equity interest in Communifx Partners LLC (“Communifx”), and certain assets and liabilities of Think 360 Inc (“Think 360”), Plaid Inc. (“Plaid”), and CSC-ADPLUS, LLC (d.b.a. Infolure) (“Infolure”). 72andSunny is a full service agency that conceives and executes fully integrated campaigns across all media for top global brands. Relevent is a full service marketing, special events, production and promotions company that builds brands with consumers through experiential lifestyle, entertainment, and relationship marketing programs. Kwittken and Allison are full service public relations and marketing agency. Sloane is a communication firm focused on corporate positioning and communications, financial public relations and investor relations, and crisis and transaction communications. Communifx builds and manages customer database solutions to enable the planning, execution, and measurement of multi-channel marketing and advertising programs. Think 360 is an integrated marketing agency. Plaid is a marketing services business with a concentration in the digital communication and social media arena. Infolure is a direct marketing firm. The Company also completed a number of immaterial transactions with certain majority owned entities.

The aggregate purchase price for these transactions has an estimated present value at acquisition date of $109,818 and consisted of total cash payments of $53,983, and additional contingent deferred acquisition consideration, that are based on actual financial results of the underlying businesses from 2010 to 2015 with final payments due in 2016 with an estimated present value at acquisition date of $54,574. An allocation of the excess purchase consideration of these acquisitions to the fair value of the net assets acquired resulted in identifiable intangibles of $21,947 consisting primarily of customer lists and covenants not to compete, and goodwill of $94,331 representing the value of assembled workforce. The identified intangible assets will be amortized from a five to eight year period in a manner represented by the pattern in which the economic benefits of the customer contracts/relationships are realized. The intangibles and goodwill of $116,278 are tax deductible. In addition, the Company has recorded $26,346, the present value of redeemable noncontrolling interest in relation to Sunny, Relevent, Kwittken, Allison, Communifx,, and Sloane. The remaining principals at Sunny, Relevent, Kwittken, and Allison have the put option rights only upon termination without cause, disability, or death. In relation to the step up transactions, the Company also recorded an entry to reduce redeemable noncontrolling interest by $6,664 and additional paid-in-capital of $7,605.

Noncontrolling Interests

Changes in the Company’s ownership interests in our less than 100% owned subsidiaries during the three years ended December 31, 2012 were as follows:

Net Loss Attributable to MDC Partners Inc. and
Transfers (to) from the Noncontrolling Interest

	Year Ended December 31,
	2012	2011	2010
Net Loss attributable to MDC Partners Inc.	$(85,439)	$(84,674)	$(15,440)
Transfers (to) from the noncontrolling interest
Increase (Decrease) in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of Redeemable Noncontrolling Interests	743	(6,328)	(7,761)
Increase in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of noncontrolling interests.	12,410	—	—
Increase (Decrease) in MDC Partners Inc. paid in capital from issuance of equity interests	767	(1,147)	158
Net transfers from (to) noncontrolling interest	$13,920	$(7,475)	$(7,603)
Change from net loss attributable to MDC Partners Inc. and transfers from (to) noncontrolling interest	$(71,519)	$(92,149)	$(23,043)